Compensation Receivable for Consumption Tax, Net (Details) - Schedule of Compensation Receivable for Consumption Tax, Net - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 15,488,579	$ 23,579,234
Less: allowance for credit losses	(152,169)	(436,145)
Subtotal	15,336,410	23,143,089
Less: compensation receivable for consumption tax, current	(9,229,456)	(3,912,719)
Long-term compensation receivable for consumption tax, net	$ 6,106,954	$ 19,230,370